SUPPLEMENT TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO MUNICIPAL INCOME FUNDS

For Minnesota Tax-Free Fund

                Effective January 3, 2012, Bruce R. Johns will replace Adrian Van Poppel and act as Portfolio Manager along with Wendy Casetta for the Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”). Mr. John’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management as follows:

“Mr. Johns is a senior research analyst and portfolio manager for the Tax-Exempt Fixed Income team at Wells Capital Management. He joined Wells Capital Management from Strong Capital Management where he was a senior research analyst. Prior to taking on the role of research analyst, he worked in fixed income settlements at Strong where his area of responsibility included all fixed income operations. Bruce began his investment industry career in 1998 as a mutual fund and brokerage agent with Strong Financial Services. Education: B.S., Business and Finance, University of Wisconsin, Parkside.”

                The Management of Other Accountsand Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended, respectively, to add the following information:

                Wells Capital Management

Bruce R. Johns[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Johns became portfolio manager of the Fund on January 3, 2012. The information presented in this table is as of June 30, 2011, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Bruce R. Johns	Minnesota Tax-Free Fund	$0

Effective January 3, 2012, Adrian Van Poppel will no longer act as Portfolio Manager for the Minnesota Tax-Free Fund.

December 20, 2011                                                                                                                                                               MIAM121/P1103SP